Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Organization [Abstract]
Schedule of exchange rates used for foreign currency translation
Period Covered	Balance Sheet Date Rates	Average Rates

Year ended December 31, 2022	7.8015	7.8306
Year ended December 31, 2021	7.7996	7.7727
Year ended December 31, 2020	7.7563	7.7563

Period Covered	Balance Sheet Date Rates	Average Rates

Year ended December 31, 2022	6.8972	6.7290
Year ended December 31, 2021	6.3726	6.4508
Year ended December 31, 2020	6.5286	6.9032

Period Covered	Balance Sheet Date Rates	Average Rates

Year ended December 31, 2022	30.7300	29.7963
Year ended December 31, 2021	27.7400	27.9366
Year ended December 31, 2020	28.0800	29.4568

Schedule of property, plant and equipment estimated useful live
Buildings and cultivation facilities	20 years (by local laws)
Machinery and equipment	3-10 years
Office equipment and furniture	The less of 5 years or lease term